Income Taxes - Schedule of Unrecognized Tax Benefits, Rollforward (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 04, 2016	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance, beginning of year		$ 17,631	$ 19,504	$ 22,888
Increases for tax positions related to the current year		4,421	59	502
Decreases for tax positions related to the current year		0	0	(715)
Increases for tax positions related to prior years		836	146	0
Decreases for tax positions related to prior years		0	0	(3,171)
Reductions due to lapsed statute of limitations		0	0	0
Balance, end of year	$ 17,631	22,888	$ 19,709	$ 19,504
Predecessor
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance, beginning of year	16,370	$ 17,631
Increases for tax positions related to the current year	1,335
Decreases for tax positions related to the current year	0
Increases for tax positions related to prior years	230
Decreases for tax positions related to prior years	(304)
Reductions due to lapsed statute of limitations	0
Balance, end of year	$ 17,631